LONG-TERM LOAN - Long-term bank loans (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)
Bank loan with effective interest rate 3.10% with expiration date December 17, 2027
LONG-TERM LOAN
Effective Interest Rate	3.10%	3.10%
Long-term Bank borrowings	¥ 17,000,000	$ 2,505,800
Bank loan with effective interest rate 2.80% with expiration date June 11, 2027
LONG-TERM LOAN
Effective Interest Rate	2.80%	2.80%
Long-term Bank borrowings	¥ 9,900,000	$ 1,459,260
Bank loan with effective interest rate 2.90% with expiration date March 30, 2028
LONG-TERM LOAN
Effective Interest Rate	2.90%	2.90%
Long-term Bank borrowings	¥ 9,000,000	$ 1,326,600
Bank loan with effective interest rate 2.90% with expiration date March 30, 2028
LONG-TERM LOAN
Effective Interest Rate	2.90%	2.90%
Long-term Bank borrowings	¥ 9,000,000	$ 1,326,600